[USAA                        USAA MUTUAL FUND, INC.
EAGLE
LOGO (R)]                 SUPPLEMENT DATED JULY 1, 2004
                               TO THE GROWTH FUND
                                   PROSPECTUS
                             DATED DECEMBER 1, 2003

This  supplement  describes  important  changes  affecting  the USAA Growth Fund
(Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-8181.

NEW INVESTMENT SUBADVISORY ARRANGEMENT

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval (Order). On June 23, 2004, the Board approved proposals by IMCO to terminate IMCO's subadvisory agreement with Dresdner RCM Global Investors LLC (Dresdner) with respect to the Fund and enter into a new subadvisory agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) with respect to the Fund. In determining to hire Loomis Sayles as a subadviser for the Fund beginning on July 1, 2004, the Board considered numerous factors including, without limitation, the following: (1) the investment performance of Loomis Sayles in managing large-cap growth accounts as measured against the Russell 1000 Growth Index and the Lipper
Large-Cap Growth Funds Index, two relevant benchmarks for this Fund; (2) the reasonableness of the fees proposed to be paid to Loomis Sayles for these services; and (3) the likelihood that IMCO will be able to work together effectively with Loomis Sayles to pursue the Fund's investment objective. In determining to terminate Dresdner as a subadviser of the Fund effective June 30, 2004, the Board considered, among other factors, the lack of progress in relative performance of the portion of the Fund managed by Dresdner.

Loomis Sayles expects to realign the portion of the Fund's assets attributed to it to reflect its proprietary investment techniques. As a result, during this transition period, the Fund may experience a higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2003 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE SECOND PARAGRAPH ON PAGE 3 OF THE PROSPECTUS.

We are the Fund's investment adviser. We have retained Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as a subadviser of the Fund along with Marsico Capital Management, LLC (Marsico). Loomis Sayles and Marsico are responsible for managing the portion of the Fund's assets allocated to each of them by us.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE LAST PARAGRAPH ON PAGE 6 OF THE PROSPECTUS.

This may be particularly true for the period prior to July 1, 2004, which is the date on which Loomis Sayles assumed day-to-day management of a portion of the Fund's assets and June 28, 2002, which is the date on which Marsico assumed day-to-day management of a portion of the Fund's assets.

IN THE SECTION "FUND INVESTMENTS" ON PAGE 10 OF THE PROSPECTUS, REPLACE ALL REFERENCES TO DRESDNER WITH LOOMIS SAYLES.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FOURTH AND FIFTH PARAGRAPHS UNDER "HOW ARE THE DECISIONS TO BUY AND SELL COMMON STOCKS MADE?" ON PAGES 12-13 OF THE PROSPECTUS.

The Loomis Sayles Large Cap Growth investment process is driven by fundamental, bottom-up (I.E., stock specific) analysis of individual companies focusing on management, earnings, and valuation. When deciding to purchase a stock, the portfolio management team looks at a number of different quantitative screens, including a company's long-term earnings growth rate; upward revisions to earnings estimates; accelerating or above average revenue growth; and expanding economic profit. The team also analyzes each company's qualitative characteristics including whether the company has market leading products, technology, or services; and whether the company operates in a high-growth market. Additional qualitative factors may include product leadership; franchise value; barriers to entry; low-cost distribution; patent protection; and outstanding management with a demonstrated record of success and a shareholder orientation.

The team seeks opportunities to invest when it believes that stocks that meet its fundamental criteria are attractively priced. The decision to purchase, modify the weighting, or sell a security is made on a team basis and is unanimous.

When deciding to sell a stock, the portfolio management team looks at a number of factors, including a company's failure to realize a positive catalyst; deceleration of quarterly sales or earnings; changes in management or management structure; weakening of competitive position; earnings disappointments; aggressive or controversial accounting; and acquisitions or capital investments that the team feels do not make sense. Furthermore, if there is a decline in the stock price of 25 percent from its original cost, the company will undergo additional review. The holding may be trimmed or eliminated following this process, depending on the reasons for the stock price decline, although this review does not necessitate a sale.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FOURTH AND FIFTH PARAGRAPHS ON PAGE 15 AND THE SECOND PARAGRAPH ON PAGE 16 OF THE PROSPECTUS.

We have entered into an Investment Subadvisory Agreement with Loomis Sayles, under which Loomis Sayles provides day-to-day discretionary management of a portion of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

Loomis Sayles, a Delaware limited partnership, is an indirect, wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., which in turn is owned by CDC IXIS Asset Management. Loomis Sayles is headquartered at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles has served the needs of institutional, high net worth, and mutual fund clients for more than 75 years and as of May 31, 2004, managed more than $54.9 billion in client assets.

Loomis Sayles and Marsico are compensated directly by IMCO and not by the Fund.

DELETE THE SECTION ENTITLED DRESDNER UNDER "PORTFOLIO MANAGERS" ON PAGE 16 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

LOOMIS SAYLES

The Loomis Sayles Large Cap Growth portfolio management team is responsible for the day-to-day management of the funds allocated to Loomis. This team consists of three portfolio managers, Mark Baribeau, Pamela Czekanski, and Richard Skaggs. The team also utilizes Loomis Sayles' equity research group.

Mr. Baribeau started his investment career in 1985 and joined Loomis Sayles as an Economist in 1989. He became a portfolio manager for the Large Cap Growth product in 1992. Previously, he had been an Economist for John Hancock Financial Services. He earned a BA in Economics from the University of Vermont (1981) and an MA in Economics from the University of Maryland (1984).

Mrs. Czekanski started her investment career in 1983 and joined Loomis Sayles as a Large Cap Growth portfolio manager in 1995. Previously, she was a Portfolio Manager for INVESCO/Gardner & Preston Moss and Portfolio Manager for One Federal Asset Management. She began her investment career as an Economic Analyst for David L. Babson & Company. She earned a BA in Economics from Middlebury College
(1981).

Mr. Skaggs started his investment career in 1985 and joined Loomis Sayles as a research analyst in 1994. He joined the Large Cap Growth team as a Portfolio Manager in 1999 after serving as an analyst in our Equity Research Department covering the financials sector. Previously, he had been an Equity Analyst with Woodbridge Capital Management and Commercial Credit and Lending Officer for Comerica Bank. He received both a BA (1977) and an MSM (1978) in Economics from Oakland University.



                                   * * * * *
                                                                      47369-0704

[USAA                        USAA MUTUAL FUND, INC.
EAGLE
LOGO (R)]                 SUPPLEMENT DATED JULY 1, 2004
                                TO THE VALUE FUND
                                   PROSPECTUS
                             DATED DECEMBER 1, 2003



This  supplement  describes  important  changes  affecting  the USAA  Value Fund
(Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-8181.

NEW INVESTMENT SUBADVISORY ARRANGEMENT

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval (Order). On June 23, 2004, the Board approved a proposal by IMCO to terminate IMCO's subadvisory agreement with Westwood Management Corporation (Westwood) with respect to the Fund and enter into a new subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS) with respect to the Fund. In determining to hire BHMS as the subadviser for the Fund beginning on July 1, 2004, the Board considered numerous factors including, without limitation, the following: (1) the investment performance of BHMS in managing value accounts as measured against the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index, two relevant benchmarks for this Fund; (2) the reasonableness of the fees proposed to be paid to BHMS for these services; and (3) the likelihood that IMCO will be able to work together effectively with BHMS to pursue the Fund's investment objective. In determining to terminate Westwood as the subadviser of the Fund effective June 30, 2004, the Board considered, among other factors, the Fund's lack of progress in relative performance.

BHMS expects to realign the Fund's portfolio to reflect its proprietary investment techniques. As a result, during this transition period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.


AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2003 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE THIRD PARAGRAPH ON PAGE 3 OF THE PROSPECTUS.

We are the Fund's investment adviser. We have retained Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS) to serve as subadviser of the Fund. BHMS is responsible for investing the Fund's assets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE LAST PARAGRAPH ON PAGE 6 OF THE PROSPECTUS.

This may be particularly true for the period prior to July 1, 2004, which is the date on which BHMS assumed day-to-day management of the Fund's assets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH UNDER "HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?" ON PAGE 12 OF THE PROSPECTUS.

BHMS' approach to the equity market is based on the underlying philosophy that markets are inefficient. These inefficiencies can best be exploited through adherence to an active, value-oriented investment process dedicated to the selection of securities on a bottom-up basis. BHMS utilizes a consistent, disciplined process to identify companies they believe to be undervalued and temporarily out of favor. The firm strives to stay fully invested with a defensive, conservative orientation based on the belief that superior returns can be achieved while taking below average risks. BHMS is a patient, long-term investor, and views short-term disappointments and resulting price declines as opportunities to profit in high-quality or improving businesses. BHMS intends for the Fund to reflect all three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market. When BHMS believes a stock has lost its value characteristics and has become overvalued, it liquidates the security. BHMS does not try to judge when the holding might reach a speculative level of overvaluation.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FOURTH, FIFTH, AND SIXTH PARAGRAPHS ON PAGE 14 OF THE PROSPECTUS.

We have entered into an Investment Subadvisory Agreement with BHMS, under which BHMS provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

BHMS, located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204-2429, has been in the investment management business since 1979. The firm manages more than $30 billion in equity and fixed income assets for institutional investors such as pension funds, endowments and foundations, as well as subadvisory mutual fund relationships. All investment and operational functions are performed at its sole location in Dallas, Texas.

BHMS is compensated directly by IMCO and not by the Fund.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 14 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

PORTFOLIO MANAGERS

BHMS' all-cap strategy is managed in a team approach by its equity portfolio managers. The lead portfolio managers for the Fund are Tim Culler, Mark Giambrone, and James McClure.

TIMOTHY J. CULLER, CFA
Mr. Culler joined BHMS as a principal in April 1999 from INVESCO Capital Management, where he served as its Chief Investment Officer. Prior to his nine years at INVESCO, Mr. Culler served as a securities analyst and a portfolio manager at First Union National Bank in Charlotte, where he began his 20-year career in the investment management industry. Mr. Culler graduated from Miami University in Ohio with BA and MA degrees.

MARK GIAMBRONE, CPA
Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 12-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and received an MBA from the University of Chicago.

JAMES S. MCCLURE, CFA
Mr. McClure joined BHMS as a principal in July 1995 from Goldman Sachs Asset Management, where he had been a vice president and senior portfolio manager, managing the Capital Growth Fund, as well as separate accounts. During his 32-year investment career, he has served as the Chief Investment Officer, and then president and chief operating officer at National Securities and Research Corporation. He also served as the Chief Investment Officer and executive vice president at Oppenheimer & Co., Inc. He managed mutual funds at American Capital Management and Research and was initially a securities analyst at American National Insurance Company. Mr. McClure graduated from the University of Texas where he earned both his BA and MBA.


                                    * * * * *
                                                                      47371-0704

[USAA                        USAA MUTUAL FUND, INC.
EAGLE                     SUPPLEMENT DATED JULY 1, 2004
LOGO (R)]          TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2003
                         AS SUPPLEMENTED MARCH 24, 2004


INSERT THE FOLLOWING INFORMATION AS THE FIRST SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "SUBADVISORY AGREEMENTS" ON PAGES 39-40 OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI).

The Subadvisory Agreements for the Growth and Value Funds will remain in effect until June 30, 2006. The Subadvisory Agreement for the Income Stock Fund will remain in effect until July 11, 2005. The Subadvisory Agreement for the Small Cap Stock Fund will remain in effect until November 30, 2005. Each other Subadvisory Agreement will remain in effect with respect to a Fund until October 17, 2004. Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of the Fund) including a majority of the Non-Interested Directors, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Non-Interested Directors or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days' written notice; by IMCO at any time; or by the applicable Subadviser on 90 days' written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER SUBADVISORY AGREEMENTS ON PAGE 40 OF THE SAI.

For the Growth Fund, the Manager has entered into Subadvisory Agreements with Marsico and Loomis, Sayles & Company, L.P. (Loomis Sayles). The Manager (not the
Fund) pays Marsico and Loomis Sayles fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that Marsico and Loomis Sayles each manage. Loomis Sayles, a Delaware limited partnership and registered investment adviser, is an indirect, wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., which in turn is owned by CDC IXIS Asset Management.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER SUBADVISORY AGREEMENTS ON PAGE 41 OF THE STATEMENT OF ADDITIONAL INFORMATION.

For the Value Fund, the Manager has entered into a Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS). The Adviser (not the Fund) pays BHMS a fee in an annual amount IMCO (not the Fund) will pay BHMS a fee at an annual rate equal to the following fee schedule: an annual percentage rate of
0.65 of 1% for the first $20 million in assets, 0.50 of 1% for the next $30 million in assets, 0.35 of 1% for the next $50 million in assets, 0.25 of 1% for the next $900 million in assets, and 0.20 of 1% for assets over $1 billion. The advisory fees paid to BHMS for managing the Fund's assets, for the first two years following the inception date in which BHMS began managing the Fund's assets, shall be calculated by applying the fee schedule, stated above, on an asset level of $170 million. Each year after the "two-year anniversary date" from the inception date, fees will be calculated on the actual level of assets in the Fund using the fee schedule shown above. BHMS, a Nevada corporation and registered investment adviser, has been in the investment management business since 1979.

DELETE "GROWTH" AND "VALUE" FROM THE CAPTION "APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE AGGRESSIVE GROWTH, GROWTH, GROWTH & INCOME, INCOME STOCK, SCIENCE & TECHNOLOGY, FIRST START GROWTH, CAPITAL GROWTH, AND VALUE FUNDS" ON PAGE 41 OF THE SAI.

INSERT  THE   FOLLOWING   INFORMATION   JUST   BEFORE  THE   SECTION   CAPTIONED
"ADMINISTRATION AND SERVICING AGREEMENT" ON PAGE 43 OF THE SAI.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE GROWTH FUND

The Advisory Agreement for the Growth Fund was approved as discussed above in the section entitled "Approval of Advisory and Subadvisory Agreements for the Aggressive Growth, Growth & Income, Science & Technology, First Start Growth, and Small Cap Stock Funds."

The Subadvisory Agreement for the Growth Fund was considered by the Board, including the non-interested Directors, at a meeting of the Board held on June 23, 2004. In addition, the non-interested Directors met separately as a group to consider this matter.

As part of its deliberations during the meeting, the Board reviewed information provided by management relating to the services to be rendered by BHMS under the Subadvisory Agreement and the reasonableness of the fees that would be paid under the Subadvisory Agreement by IMCO to BHMS. In making its decision to approve the Subadvisory Agreement, the Board considered the experience and success of BHMS in managing value accounts and the qualifications of the individuals at BHMS responsible for these investment activities. The Board considered HMBS' investment performance in value accounts. The Board also considered the reasonableness of the fees proposed to be paid to BHMS for these services, and the likelihood that IMCO and BHMS will be able to work together effectively to pursue the Fund's investment objective in the subadvisory arrangement.

Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE VALUE FUND

The Advisory Agreement for the Value Fund was approved as discussed above in the section entitled "Approval of Advisory and Subadvisory Agreements for the Aggressive Growth, Growth, Growth & Income, Science & Technology, First Start Growth, and Capital Growth Funds."

The Subadvisory Agreement for the Value Fund was considered by the Board, including the non-interested Directors, at a meeting of the Board held on June 23, 2004. In addition, the non-interested Directors met separately as a group to consider this matter.

As part of its deliberations during the meeting, the Board reviewed information provided by management relating to the services to be rendered by Loomis Sayles under the Subadvisory Agreement and the reasonableness of the fees that would be paid under the Subadvisory Agreement by IMCO to Loomis Sayles. In making its decision to approve the Subadvisory Agreement, the Board considered the experience and success of Loomis Sayles in managing similar accounts and the qualifications of the individuals at Loomis Sayles responsible for these investment activities. The Board considered Loomis Sayles' investment performance in similar accounts. The Board also considered the reasonableness of the fees proposed to be paid to Loomis Sayles for these services, and the likelihood that IMCO and Loomis Sayles will be able to work together effectively to pursue the Fund's investment objective in the subadvisory arrangement.

Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.




                                                                      47416-0704